Schedule of Investments
(unaudited)
July 31, 2026
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.4%
AAR Corp.
(a)
....................... 3,892 $ 545,036
Eve Holding, Inc.
(a) (b)
.................. 18,522 42,971
Firefly Aerospace, Inc.
(a) (b)
.............. 17,279 351,282
Huntington Ingalls Industries, Inc. ......... 3,445 1,124,620
Intuitive Machines, Inc. , Class A
(a) (b)
........ 12,383 152,806
National Presto Industries, Inc. ........... 430 52,211
Satellogic, Inc. , Class A
(a)
.............. 12,123 43,400
V2X, Inc.
(a)
........................ 3,556 320,894
2,633,220
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.
(a)
................. 14,367 720,649
Hub Group, Inc. , Class A ............... 7,659 356,373
1,077,022
Automobile Components — 2.1%
Adient plc
(a)
........................ 17,173 361,320
Aptiv plc
(a)
......................... 46,332 2,616,368
Autoliv, Inc. ........................ 13,787 1,698,145
BorgWarner, Inc. .................... 45,347 2,890,418
Dana, Inc. ......................... 9,731 262,056
Dauch Corp.
(a)
...................... 29,312 165,613
Dorman Products, Inc.
(a)
............... 3,302 439,694
Fox Factory Holding Corp.
(a)
............. 4,635 83,430
Garrett Motion, Inc. .................. 37,497 1,168,031
Gentex Corp. ...................... 31,705 740,629
Gentherm, Inc.
(a)
.................... 3,843 155,949
Goodyear Tire & Rubber Co. (The)
(a)
....... 24,133 167,724
LCI Industries ...................... 4,862 497,674
Lear Corp. ........................ 11,126 1,453,501
Patrick Industries, Inc. ................ 3,861 318,726
Phinia, Inc. ........................ 5,130 377,517
QuantumScape Corp. , Class A
(a) (b)
........ 106,596 556,431
Solid Power, Inc. , Class A
(a) (b)
............ 25,328 52,176
Standard Motor Products, Inc. ........... 4,779 182,701
Visteon Corp. ...................... 5,123 535,558
14,723,661
Automobiles — 0.2%
Harley-Davidson, Inc. ................. 21,968 539,095
Lucid Group, Inc. , Class A
(a) (b)
............ 19,966 147,349
Thor Industries, Inc. .................. 11,094 831,717
Winnebago Industries, Inc. ............. 5,473 165,722
1,683,883
Banks — 11.3%
1st Source Corp. .................... 4,125 370,178
Amalgamated Financial Corp. ........... 2,506 123,746
Ameris Bancorp ..................... 8,029 700,209
Associated Banc-Corp. ................ 35,451 1,094,727
Atlantic Union Bankshares Corp. ......... 29,196 1,238,786
Axos Financial, Inc.
(a)
................. 4,357 441,843
Banc of California, Inc. ................ 28,779 551,118
BancFirst Corp. ..................... 2,846 321,086
Bank First Corp. .................... 1,208 184,510
Bank of Hawaii Corp. ................. 4,235 338,376
Bank OZK ........................ 20,738 1,063,859
BankUnited, Inc. .................... 13,909 648,855
Banner Corp. ...................... 6,679 470,268
BOK Financial Corp. .................. 3,588 506,949
Burke & Herbert Financial Services Corp. ... 4,093 299,812
Business First Bancshares, Inc. .......... 7,097 225,827
Byline Bancorp, Inc. .................. 6,964 273,476
Capitol Federal Financial, Inc. ........... 24,469 216,306
Cathay General Bancorp ............... 13,387 845,925
Security
Shares
Shares Value
Banks (continued)
Central Pacific Financial Corp. ........... 4,836 $ 190,538
City Holding Co. .................... 1,825 264,826
CNB Financial Corp. .................. 6,631 232,748
Coastal Financial Corp.
(a)
.............. 1,375 56,361
Columbia Banking System, Inc. .......... 61,306 1,917,039
Commerce Bancshares, Inc. ............ 30,740 1,821,960
Community Financial System, Inc. ........ 11,065 717,123
Community Trust Bancorp, Inc. .......... 3,571 280,145
ConnectOne Bancorp, Inc. ............. 10,869 358,025
Cullen/Frost Bankers, Inc. .............. 13,089 2,177,224
Customers Bancorp, Inc.
(a)
.............. 7,059 555,402
CVB Financial Corp. .................. 33,576 751,095
Dime Commercial Bancshares, Inc. ....... 8,884 362,112
Eagle Bancorp, Inc. .................. 6,644 184,371
Eastern Bankshares, Inc. .............. 44,724 1,026,863
Enterprise Financial Services Corp. ....... 8,248 546,925
Equity Bancshares, Inc. , Class A ......... 3,617 183,310
Farmers National Banc Corp. ............ 13,422 212,873
FB Financial Corp. ................... 9,566 577,595
First Bancorp ...................... 39,271 1,431,354
First Busey Corp. .................... 18,727 577,915
First Commonwealth Financial Corp. ....... 21,592 464,876
First Financial Bancorp ................ 21,172 716,249
First Financial Bankshares, Inc. .......... 13,045 458,401
First Hawaiian, Inc. .................. 26,264 729,877
First Horizon Corp. ................... 104,557 2,680,841
First Interstate BancSystem, Inc. , Class A ... 16,985 645,770
First Merchants Corp. ................. 13,946 601,630
First Mid Bancshares, Inc. .............. 5,304 276,285
Firstsun Capital Bancorp
(a)
.............. 5,286 204,462
Five Star Bancorp ................... 2,251 106,225
Flagstar Bank NA .................... 23,895 339,787
FNB Corp. ........................ 75,327 1,423,680
Fulton Financial Corp. ................. 41,051 998,771
German American Bancorp, Inc. .......... 4,706 239,441
Glacier Bancorp, Inc. ................. 29,061 1,432,417
Hancock Whitney Corp. ............... 17,892 1,377,684
Hanmi Financial Corp. ................ 6,034 192,364
Heritage Financial Corp. ............... 8,518 253,240
Hilltop Holdings, Inc. .................. 9,136 360,324
Home BancShares, Inc. ............... 41,880 1,301,212
HomeTrust Bancshares, Inc. ............ 2,450 125,415
Hope Bancorp, Inc. .................. 27,727 388,455
Horizon Bancorp, Inc. ................. 11,366 232,435
Independent Bank Corp. ............... 10,050 842,492
International Bancshares Corp. .......... 11,269 862,529
Lakeland Financial Corp. ............... 3,537 221,593
Live Oak Bancshares, Inc. .............. 4,290 183,612
Mercantile Bank Corp. ................ 3,811 228,965
Metropolitan Bank Holding Corp. ......... 2,385 220,565
National Bank Holdings Corp. , Class A ..... 9,135 394,541
NBT Bancorp, Inc. ................... 10,834 570,410
Nicolet Bankshares, Inc. ............... 2,667 455,844
Northeast Bank ..................... 987 122,556
Northwest Bancshares, Inc. ............. 28,557 449,487
OceanFirst Financial Corp. ............. 18,956 366,040
OFG Bancorp ...................... 8,309 439,214
Old National Bancorp ................. 72,275 1,925,406
Old Second Bancorp, Inc. .............. 11,285 285,398
Origin Bancorp, Inc. .................. 6,676 365,377
Park National Corp. .................. 3,664 762,662
Pathward Financial, Inc. ............... 1,711 150,979
Peapack-Gladstone Financial Corp. ....... 2,031 93,385
Peoples Bancorp, Inc. ................ 7,783 324,240
Pinnacle Financial Partners, Inc. .......... 14,479 1,523,625

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Popular, Inc. ....................... 8,358 $ 1,464,405
Preferred Bank ..................... 1,097 114,571
Prosperity Bancshares, Inc. ............. 25,015 1,872,873
Provident Financial Services, Inc. ......... 23,944 590,938
QCR Holdings, Inc. .................. 2,097 215,886
Renasant Corp. ..................... 19,471 848,351
Republic Bancorp, Inc. , Class A .......... 1,996 198,682
S&T Bancorp, Inc. ................... 7,274 379,339
ServisFirst Bancshares, Inc. ............ 6,028 539,506
Simmons First National Corp. , Class A ..... 31,195 735,890
Southside Bancshares, Inc. ............. 6,135 199,449
Southstate Bank Corp. ................ 20,490 2,153,294
Stock Yards Bancorp, Inc. .............. 2,882 245,258
TFS Financial Corp. .................. 7,047 129,735
Tompkins Financial Corp. .............. 2,836 283,146
Towne Bank ....................... 18,694 708,690
TriCo Bancshares ................... 6,649 382,583
Triumph Financial, Inc.
(a)
............... 2,416 183,447
TrustCo Bank Corp. .................. 3,444 196,239
Trustmark Corp. .................... 11,267 534,619
UMB Financial Corp. ................. 15,196 2,214,513
United Bankshares, Inc. ............... 29,572 1,432,763
United Community Banks, Inc. ........... 22,897 811,470
Univest Financial Corp. ................ 6,027 266,634
Valley National Bancorp ............... 99,736 1,425,227
WaFd, Inc. ........................ 15,860 583,172
Webster Financial Corp. ............... 23,076 1,781,929
WesBanco, Inc. ..................... 19,539 808,524
Westamerica Bancorp ................ 4,573 275,066
Western Alliance Bancorp .............. 23,369 1,880,971
Wintrust Financial Corp. ............... 9,511 1,517,385
WSFS Financial Corp. ................ 6,459 518,012
Zions Bancorp NA ................... 31,140 2,170,458
78,343,446
Beverages — 0.7%
Boston Beer Co., Inc. (The) , Class A
(a)
...... 842 154,255
Brown-Forman Corp. , Class A ........... 10,343 302,222
Brown-Forman Corp. , Class B, NVS ....... 61,675 1,771,923
Molson Coors Beverage Co. , Class B ...... 32,279 1,341,515
National Beverage Corp. ............... 6,161 194,934
Primo Brands Corp. , Class A ............ 53,410 1,212,407
4,977,256
Biotechnology — 3.6%
(a)
Absci Corp. ........................ 27,943 217,397
Agios Pharmaceuticals, Inc. ............. 5,020 150,700
Alkermes plc ....................... 17,472 855,953
AnaptysBio, Inc. .................... 2,912 155,384
Annexon, Inc. ...................... 31,162 158,770
Arbutus Biopharma Corp. .............. 13,314 57,783
Arcus Biosciences, Inc. ................ 11,367 320,436
Ardelyx, Inc. ....................... 23,168 114,682
ArriVent Biopharma, Inc.
(b)
.............. 4,084 121,785
Arrowhead Pharmaceuticals, Inc. ......... 9,895 837,612
ARS Pharmaceuticals, Inc.
(b)
............ 13,569 69,609
Aurinia Pharmaceuticals, Inc. ............ 8,178 121,689
Biohaven Ltd. ...................... 28,693 387,356
BioMarin Pharmaceutical, Inc. ........... 27,744 1,665,195
CareDx, Inc. ....................... 5,217 228,035
Celcuity, Inc. ....................... 4,864 420,152
Celldex Therapeutics, Inc. .............. 14,142 538,245
Corvus Pharmaceuticals, Inc.
(b)
.......... 8,903 118,054
CRISPR Therapeutics AG
(b)
............. 20,568 987,058
Cullinan Therapeutics, Inc.
(b)
............ 10,177 167,921
Security
Shares
Shares Value
Biotechnology (continued)
CytomX Therapeutics, Inc. ............. 41,747 $ 129,416
Denali Therapeutics, Inc. ............... 29,519 679,527
Design Therapeutics, Inc.
(b)
............. 8,639 105,223
Dianthus Therapeutics, Inc. ............. 8,330 890,644
Dyne Therapeutics, Inc. ............... 10,732 270,232
Erasca, Inc.
(b)
...................... 48,366 877,843
Exelixis, Inc. ....................... 24,739 1,311,909
Geron Corp. ....................... 107,848 139,124
GRAIL, Inc.
(b)
...................... 3,927 269,235
Halozyme Therapeutics, Inc. ............ 26,095 2,153,881
Ideaya Biosciences, Inc. ............... 7,713 273,812
Immunome, Inc. ..................... 9,397 213,876
Intellia Therapeutics, Inc.
(b)
............. 29,274 312,646
Iovance Biotherapeutics, Inc. ............ 76,919 313,060
Janux Therapeutics, Inc. ............... 9,972 151,275
Kiniksa Pharmaceuticals International plc , Class
A
(b)
........................... 3,056 227,183
Kodiak Sciences, Inc.
(b)
................ 8,719 362,536
Kura Oncology, Inc. .................. 16,389 147,665
Kymera Therapeutics, Inc. .............. 5,956 615,850
Monte Rosa Therapeutics, Inc.
(b)
.......... 14,176 234,188
Novavax, Inc.
(b)
..................... 20,646 151,129
Nurix Therapeutics, Inc. ............... 10,240 237,670
Olema Pharmaceuticals, Inc. ............ 8,558 97,989
ORIC Pharmaceuticals, Inc. ............. 9,176 101,578
Palvella Therapeutics, Inc.
(b)
............ 1,030 143,211
Precigen, Inc.
(b)
..................... 25,549 160,192
Protagonist Therapeutics, Inc. ........... 6,703 915,898
Recursion Pharmaceuticals, Inc. , Class A
(b)
.. 77,921 233,763
Relay Therapeutics, Inc. ............... 15,486 291,601
Sana Biotechnology, Inc. ............... 21,821 68,300
Sarepta Therapeutics, Inc. .............. 22,361 332,284
Savara, Inc. ....................... 11,041 60,284
Scholar Rock Holding Corp.
(b)
........... 12,994 614,551
Spyre Therapeutics, Inc. ............... 10,829 1,064,816
Tyra Biosciences, Inc. ................. 1,827 58,245
Ultragenyx Pharmaceutical, Inc. .......... 14,131 352,003
uniQure NV ........................ 14,177 618,543
Vaxcyte, Inc. ....................... 11,551 624,678
Viking Therapeutics, Inc.
(b)
.............. 12,964 411,477
Vir Biotechnology, Inc. ................ 13,735 118,945
Viridian Therapeutics, Inc.
(b)
............. 13,384 253,225
Xencor, Inc.
(b)
...................... 13,340 269,601
Zenas Biopharma, Inc.
(b)
............... 6,636 208,636
Zymeworks, Inc. .................... 5,753 126,221
24,887,781
Broadline Retail — 0.5%
Dillard's, Inc. , Class A
(b)
................ 921 541,861
Etsy, Inc.
(a)
........................ 12,008 980,813
Kohl's Corp. ....................... 23,733 454,250
Macy's, Inc. ....................... 52,707 1,308,188
Savers Value Village, Inc.
(a) (b)
............ 9,650 99,009
3,384,121
Building Products — 2.0%
A O Smith Corp. .................... 11,882 714,465
Allegion plc ........................ 9,230 1,452,802
Apogee Enterprises, Inc. ............... 4,263 168,815
Builders FirstSource, Inc.
(a)
............. 23,595 1,567,652
Carlisle Cos., Inc. ................... 3,782 1,361,217
Fortune Brands Innovations, Inc. ......... 24,528 1,208,249
Gibraltar Industries, Inc.
(a)
.............. 6,364 268,943
Griffon Corp. ....................... 3,832 330,203
Hayward Holdings, Inc.
(a)
............... 20,371 308,213

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
Louisiana-Pacific Corp. ................ 7,658 $ 554,669
Masco Corp. ....................... 26,283 1,878,709
Masterbrand, Inc.
(a)
.................. 43,022 354,932
Owens Corning ..................... 17,159 2,383,385
Trex Co., Inc.
(a)
..................... 10,876 471,583
UFP Industries, Inc. .................. 7,526 652,805
13,676,642
Capital Markets — 2.6%
Affiliated Managers Group, Inc. .......... 3,126 1,146,398
Artisan Partners Asset Management, Inc. , Class
A ............................ 8,996 353,003
BGC Group, Inc. , Class A .............. 36,626 421,932
Blue Owl Capital, Inc. , Class A ........... 140,918 1,451,455
Cohen & Steers, Inc. ................. 3,019 248,373
Donnelley Financial Solutions, Inc.
(a)
....... 5,200 245,960
FactSet Research Systems, Inc. .......... 4,922 1,295,470
Federated Hermes, Inc. , Class B, NVS ..... 11,304 677,788
Franklin Resources, Inc. ............... 61,399 2,078,970
Galaxy Digital, Inc. , Class A
(a)
............ 41,172 865,024
Invesco Ltd. ....................... 69,722 2,063,771
Jefferies Financial Group, Inc. ........... 23,232 1,268,467
MarketAxess Holdings, Inc. ............. 3,633 589,636
Morningstar, Inc. .................... 2,128 409,789
Oppenheimer Holdings, Inc. , Class A, NVS .. 1,484 158,254
Perella Weinberg Partners , Class C ....... 15,255 269,251
SEI Investments Co. .................. 12,133 1,249,456
Sharplink, Inc.
(a) (b)
.................... 21,241 129,995
StepStone Group, Inc. , Class A .......... 8,325 365,134
Stifel Financial Corp. ................. 11,390 944,345
Victory Capital Holdings, Inc. , Class A ...... 4,703 465,738
Virtu Financial, Inc. , Class A ............. 18,374 1,079,105
Virtus Investment Partners, Inc. .......... 1,439 229,305
WisdomTree, Inc. .................... 11,062 214,271
18,220,890
Chemicals — 2.1%
Ashland, Inc. ....................... 9,014 654,507
Avient Corp. ....................... 19,178 696,545
Axalta Coating Systems Ltd.
(a)
........... 42,373 1,517,377
Cabot Corp. ....................... 11,324 996,738
Celanese Corp. , Class A ............... 13,128 587,084
Chemours Co. (The) .................. 33,097 549,741
Eastman Chemical Co. ................ 24,329 1,701,814
Ecovyst, Inc.
(a)
...................... 9,246 111,507
FMC Corp. ........................ 27,252 291,869
HB Fuller Co. ...................... 7,024 388,427
Huntsman Corp. .................... 35,084 342,420
Ingevity Corp.
(a)
..................... 6,960 508,846
Innospec, Inc. ...................... 5,248 451,223
Koppers Holdings, Inc. ................ 4,039 197,992
LSB Industries, Inc.
(a)
................. 6,454 70,219
Minerals Technologies, Inc. ............. 6,026 459,422
Mosaic Co. (The) .................... 66,674 1,474,829
NewMarket Corp. .................... 990 841,658
Olin Corp. ......................... 14,325 265,156
PureCycle Technologies, Inc.
(a) (b)
.......... 38,130 242,888
Quaker Chemical Corp. ............... 1,352 217,023
RPM International, Inc. ................ 13,931 1,491,592
Stepan Co. ........................ 4,599 294,980
14,353,857
Commercial Services & Supplies — 1.1%
ABM Industries, Inc. .................. 12,683 607,642
Brady Corp. , Class A, NVS ............. 4,519 426,006
BrightView Holdings, Inc.
(a)
............. 15,641 203,959
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Brink's Co. (The) .................... 3,899 $ 461,836
Casella Waste Systems, Inc. , Class A
(a) (b)
.... 5,846 524,445
Cimpress plc
(a) (b)
.................... 3,725 367,657
CoreCivic, Inc.
(a)
.................... 21,562 644,704
Deluxe Corp. ....................... 9,957 257,588
Enviri Corp.
(a) (b)
..................... 4,860 107,795
GEO Group, Inc. (The)
(a)
............... 17,163 530,165
Healthcare Services Group, Inc.
(a)
......... 6,825 159,022
HNI Corp. ......................... 14,977 674,115
Interface, Inc. , Class A ................ 5,416 185,552
MillerKnoll, Inc. ..................... 14,892 335,368
OPENLANE, Inc.
(a)
................... 9,030 359,033
Pitney Bowes, Inc. ................... 15,143 265,457
Tetra Tech, Inc. ..................... 21,899 726,171
UniFirst Corp. ...................... 1,201 351,869
Vestis Corp.
(a)
...................... 27,859 402,841
7,591,225
Communications Equipment — 0.5%
ADTRAN Holdings, Inc.
(a)
.............. 9,393 79,935
Harmonic, Inc.
(a)
..................... 10,255 118,445
NetScout Systems, Inc.
(a)
.............. 14,351 583,655
Viasat, Inc.
(a) (b)
...................... 24,409 1,877,784
Vistance Networks, Inc. ................ 47,021 552,027
3,211,846
Construction & Engineering — 0.6%
AECOM .......................... 15,935 1,153,535
Ameresco, Inc. , Class A
(a) (b)
............. 4,782 100,757
Fluor Corp.
(a)
....................... 11,998 601,940
NWPX Infrastructure, Inc.
(a)
............. 915 112,618
Solv Energy, Inc. , Class A
(a) (b)
............ 3,770 107,181
Tutor Perini Corp. ................... 4,698 393,458
Valmont Industries, Inc. ................ 1,649 794,323
WillScot Holdings Corp. , Class A ......... 22,923 556,570
3,820,382
Construction Materials — 0.1%
Eagle Materials, Inc. .................. 4,077 835,540
Consumer Finance — 1.2%
Ally Financial, Inc. ................... 58,194 2,521,546
Atlanticus Holdings Corp.
(a) (b)
............ 648 68,358
Bread Financial Holdings, Inc. ........... 7,135 771,079
Credit Acceptance Corp.
(a) (b)
............. 1,156 657,660
Encore Capital Group, Inc.
(a)
............ 2,485 233,789
EZCORP, Inc. , Class A, NVS
(a) (b)
.......... 6,599 196,452
FirstCash Holdings, Inc. ............... 4,048 825,832
Jefferson Capital, Inc. ................. 5,752 115,673
Navient Corp. ...................... 14,609 122,569
OneMain Holdings, Inc. ................ 25,255 1,580,458
PROG Holdings, Inc. ................. 9,081 399,746
SLM Corp. ........................ 41,040 1,066,835
8,559,997
Consumer Staples Distribution & Retail — 0.9%
Albertsons Cos., Inc. , Class A ........... 73,669 853,087
Andersons, Inc. (The) ................. 7,241 512,518
BJ's Wholesale Club Holdings, Inc.
(a)
....... 12,801 1,251,682
Chefs' Warehouse, Inc. (The)
(a)
.......... 3,095 357,008
Grocery Outlet Holding Corp.
(a)
........... 19,074 175,290
Ingles Markets, Inc. , Class A ............ 3,289 296,043
Maplebear, Inc.
(a)
.................... 15,853 707,044
Sprouts Farmers Market, Inc.
(a)
........... 11,383 992,142
United Natural Foods, Inc.
(a)
............. 13,064 664,043
Weis Markets, Inc. ................... 2,665 205,338

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Yesway, Inc. , Class A
(a) (b)
............... 2,775 $ 58,053
6,072,248
Containers & Packaging — 1.3%
AptarGroup, Inc. .................... 6,758 905,302
Avery Dennison Corp. ................. 10,865 1,844,116
Crown Holdings, Inc. ................. 24,564 2,894,867
Graphic Packaging Holding Co. .......... 56,412 605,301
Greif, Inc. , Class A, NVS ............... 2,392 207,027
Greif, Inc. , Class B ................... 266 28,856
Myers Industries, Inc. ................. 6,873 234,782
O-I Glass, Inc.
(a)
..................... 32,188 230,144
Silgan Holdings, Inc. .................. 18,671 746,467
Sonoco Products Co. ................. 20,786 1,171,499
TriMas Corp. ....................... 3,584 143,109
9,011,470
Distributors — 0.3%
GigaCloud Technology, Inc. , Class A
(a) (b)
..... 3,365 147,185
LKQ Corp. ........................ 53,715 1,205,902
Pool Corp. ........................ 4,350 807,838
2,160,925
Diversified Consumer Services — 0.8%
ADT, Inc. ......................... 108,724 830,651
Carriage Services, Inc. , Class A .......... 1,432 57,810
Driven Brands Holdings, Inc.
(a) (b)
.......... 13,437 191,746
Frontdoor, Inc.
(a)
..................... 4,678 339,763
Graham Holdings Co. , Class B ........... 730 878,584
H&R Block, Inc. ..................... 27,486 1,210,209
Matthews International Corp. , Class A ...... 6,195 171,911
McGraw Hill, Inc.
(a)
................... 5,725 62,746
Perdoceo Education Corp. .............. 5,851 186,120
Phoenix Education Partners, Inc.
(b)
........ 1,568 44,829
Service Corp. International ............. 14,041 1,210,194
Strategic Education, Inc. ............... 4,595 376,790
Stride, Inc.
(a)
....................... 3,141 252,191
5,813,544
Diversified REITs — 0.3%
American Assets Trust, Inc. ............. 10,463 246,822
Broadstone Net Lease, Inc. ............. 38,816 831,051
Essential Properties Realty Trust, Inc. ...... 24,783 775,460
Global Net Lease, Inc. ................ 42,057 366,737
2,220,070
Diversified Telecommunication Services — 0.4%
Cogent Communications Holdings, Inc. ..... 11,630 157,005
IDT Corp. , Class B ................... 1,908 125,661
Liberty Capital Corp. , Class A
(a) (b)
......... 813 19,219
Liberty Capital Corp. , Class C, NVS
(a)
...... 7,933 183,808
Liberty Global Ltd. , Class A
(a)
............ 37,346 396,241
Liberty Global Ltd. , Class C, NVS
(a)
........ 26,956 279,264
Lumen Technologies, Inc.
(a)
............. 200,067 1,276,427
Uniti Group, Inc. .................... 14,051 136,576
2,574,201
Electric Utilities — 1.5%
Hawaiian Electric Industries, Inc.
(a) (b)
....... 38,051 491,619
IDACORP, Inc. ..................... 6,044 863,748
MGE Energy, Inc. .................... 4,553 362,100
OGE Energy Corp. ................... 45,537 2,156,177
Oklo, Inc. , Class A
(a) (b)
................. 20,522 796,869
Otter Tail Corp. ..................... 9,084 803,207
Pinnacle West Capital Corp. ............ 26,716 2,698,049
Portland General Electric Co. ............ 25,470 1,256,435
Security
Shares
Shares Value
Electric Utilities (continued)
TXNM Energy, Inc. ................... 12,681 $ 734,484
10,162,688
Electrical Equipment — 0.9%
Acuity, Inc. ........................ 3,060 1,004,873
Allient, Inc. ........................ 1,380 120,695
Array Technologies, Inc.
(a) (b)
............. 16,910 88,270
Atkore, Inc. ........................ 6,855 500,141
Babcock & Wilcox Enterprises, Inc.
(a)
....... 10,583 98,634
EnerSys .......................... 2,471 459,730
Fluence Energy, Inc. , Class A
(a)
.......... 13,081 182,218
NuScale Power Corp. , Class A
(a) (b)
......... 38,400 323,328
Plug Power, Inc.
(a) (b)
.................. 304,075 626,394
Preformed Line Products Co.
(b)
........... 236 84,247
Regal Rexnord Corp. ................. 4,569 937,696
Sensata Technologies Holding plc ......... 30,247 1,400,134
Sunrun, Inc.
(a)
...................... 50,275 493,198
6,319,558
Electronic Equipment, Instruments & Components — 1.5%
Arrow Electronics, Inc.
(a)
............... 9,451 2,046,803
Avnet, Inc. ........................ 10,319 916,740
Badger Meter, Inc. ................... 2,784 374,030
Belden, Inc. ....................... 3,856 478,337
Crane NXT Co. ..................... 11,606 602,932
ePlus, Inc. ........................ 2,522 233,058
Ingram Micro Holding Corp. ............. 10,691 301,593
Insight Enterprises, Inc.
(a)
.............. 6,319 814,709
Knowles Corp.
(a)
.................... 17,361 635,239
Littelfuse, Inc. ...................... 1,813 801,582
PC Connection, Inc. .................. 1,816 152,036
Ralliant Corp.
(b)
..................... 10,785 705,015
ScanSource, Inc.
(a)
................... 4,774 270,304
Vontier Corp. ....................... 19,486 626,085
Zebra Technologies Corp. , Class A
(a)
....... 5,070 1,489,667
10,448,130
Energy Equipment & Services — 0.9%
Atlas Energy Solutions, Inc. ............. 16,715 180,355
Bristow Group, Inc. , Class A ............ 3,239 146,791
Cactus, Inc. , Class A ................. 5,598 363,926
Innovex International, Inc.
(a)
............. 3,967 111,393
Nabors Industries Ltd.
(a)
............... 1,785 152,921
Noble Corp. plc ..................... 17,045 722,708
NOV, Inc. ......................... 23,762 461,696
Patterson-UTI Energy, Inc. ............. 45,066 472,292
ProFrac Holding Corp. , Class A
(a)
......... 5,583 22,555
RPC, Inc. ......................... 23,837 133,726
Seadrill Ltd.
(a)
...................... 6,587 295,361
Select Water Solutions, Inc. , Class A ....... 24,361 451,166
TETRA Technologies, Inc.
(a)
............. 13,330 102,641
Transocean Ltd.
(a)
................... 222,384 1,183,083
Weatherford International plc ............ 15,822 1,389,013
6,189,627
Entertainment — 0.3%
AMC Entertainment Holdings, Inc. , Class A
(a)
. 138,800 391,416
Lionsgate Studios Corp.
(a) (b)
............. 44,731 594,028
Playtika Holding Corp. ................ 17,531 69,949
Sphere Entertainment Co. , Class A
(a)
....... 2,917 417,860
Stubhub Holdings, Inc. , Class A
(a)
......... 27,668 233,518
1,706,771
Financial Services — 2.9%
Burford Capital Ltd. .................. 42,172 173,749
Corebridge Financial, Inc. .............. 53,239 1,660,524
Enact Holdings, Inc. .................. 6,781 320,877

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Equitable Holdings, Inc. ............... 60,277 $ 2,872,199
Essent Group Ltd. ................... 19,125 1,261,485
Euronet Worldwide, Inc.
(a)
.............. 7,393 527,343
EVERTEC, Inc. ..................... 12,345 375,782
Federal Agricultural Mortgage Corp. , Class C,
NVS .......................... 1,871 425,840
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ..................... 15,970 604,784
Jack Henry & Associates, Inc. ........... 5,703 878,490
Jackson Financial, Inc. , Class A .......... 11,064 1,352,906
Marqeta, Inc. , Class A
(a)
............... 14,612 253,664
Merchants Bancorp .................. 4,629 255,428
MGIC Investment Corp. ............... 43,415 1,304,187
NCR Atleos Corp.
(a)
.................. 16,288 766,025
NMI Holdings, Inc. , Class A
(a)
............ 15,374 681,068
PennyMac Financial Services, Inc. ........ 6,171 465,355
Radian Group, Inc. ................... 30,035 1,171,065
Shift4 Payments, Inc. , Class A
(a) (b)
......... 12,698 672,994
UWM Holdings Corp. , Class A ........... 65,314 118,871
Voya Financial, Inc. .................. 19,584 1,947,237
Walker & Dunlop, Inc. ................. 6,999 347,780
Western Union Co. (The) .............. 58,665 373,109
WEX, Inc.
(a)
........................ 7,261 1,357,517
20,168,279
Food Products — 2.4%
Cal-Maine Foods, Inc. ................. 9,664 848,306
Campbell's Co. (The) ................. 41,427 910,565
Conagra Brands, Inc. ................. 100,984 1,465,278
Del Monte Corp. .................... 7,941 235,927
Dole plc .......................... 17,788 251,522
Flowers Foods, Inc. .................. 42,574 298,869
Freshpet, Inc.
(a) (b)
.................... 4,579 272,634
Hormel Foods Corp. .................. 63,930 1,598,889
Ingredion, Inc. ...................... 12,767 1,269,806
J & J Snack Foods Corp. ............... 3,249 248,548
J M Smucker Co. (The) ................ 23,114 2,756,576
Lamb Weston Holdings, Inc. ............ 28,896 1,518,485
Marzetti Co. (The) ................... 2,380 254,351
McCormick & Co., Inc. (Non-Voting) , NVS ... 55,992 2,849,993
Pilgrim's Pride Corp. .................. 9,031 247,088
Post Holdings, Inc.
(a)
.................. 8,344 762,725
Seaboard Corp. ..................... 52 229,490
Seneca Foods Corp. , Class A
(a)
.......... 979 162,015
Simply Good Foods Co. (The)
(a)
.......... 18,085 184,105
Smithfield Foods, Inc. ................. 10,601 276,050
16,641,222
Gas Utilities — 1.2%
Chesapeake Utilities Corp. ............. 2,734 363,020
MDU Resources Group, Inc. ............ 44,166 881,112
National Fuel Gas Co. ................ 13,884 1,142,792
New Jersey Resources Corp. ............ 21,393 1,238,441
Northwest Natural Holding Co. ........... 9,291 454,516
ONE Gas, Inc. ...................... 13,168 1,022,495
Southwest Gas Holdings, Inc. ........... 7,335 655,749
Spire, Inc. ......................... 12,496 997,931
UGI Corp. ......................... 47,435 1,713,352
8,469,408
Ground Transportation — 0.4%
Avis Budget Group, Inc.
(a) (b)
............. 3,838 527,495
Hertz Global Holdings, Inc.
(a) (b)
........... 23,087 36,593
Landstar System, Inc. ................. 4,157 726,519
Lyft, Inc. , Class A
(a)
................... 34,578 548,407
Marten Transport Ltd. ................. 12,026 177,864
Security
Shares
Shares Value
Ground Transportation (continued)
U-Haul Holding Co.
(a) (b)
................ 1,134 $ 80,412
U-Haul Holding Co. , NVS .............. 14,147 885,319
2,982,609
Health Care Equipment & Supplies — 2.4%
Align Technology, Inc.
(a)
................ 8,553 1,446,825
Alphatec Holdings, Inc.
(a)
............... 14,825 141,134
Baxter International, Inc.
(b)
.............. 112,902 2,953,516
Butterfly Network, Inc. , Class A
(a)
......... 20,152 143,281
CONMED Corp. ..................... 6,330 293,079
Cooper Cos., Inc. (The)
(a)
.............. 25,490 1,843,437
DENTSPLY SIRONA, Inc. .............. 43,892 586,836
Enovis Corp.
(a)
...................... 11,567 337,178
Envista Holdings Corp.
(a)
............... 19,300 527,083
Haemonetics Corp.
(a)
................. 6,131 524,446
ICU Medical, Inc.
(a)
................... 3,047 513,450
Integer Holdings Corp.
(a)
............... 4,450 539,385
Integra LifeSciences Holdings Corp.
(a)
...... 14,538 242,058
LivaNova plc
(a)
...................... 11,661 934,513
Neogen Corp.
(a)
..................... 43,959 529,266
Novocure Ltd.
(a)
..................... 23,079 342,492
Omnicell, Inc.
(a)
..................... 3,807 134,654
Pulse Biosciences, Inc.
(a) (b)
.............. 3,886 136,515
QuidelOrtho Corp.
(a)
.................. 14,713 246,737
Solventum Corp.
(a) (b)
.................. 32,389 2,767,316
STAAR Surgical Co.
(a)
................. 3,628 88,378
Teleflex, Inc. ....................... 9,744 1,332,102
16,603,681
Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc.
(a)
............ 19,147 567,134
AdaptHealth Corp. , Class A
(a)
............ 19,072 205,978
Addus HomeCare Corp.
(a)
.............. 2,035 235,002
AMN Healthcare Services, Inc.
(a)
.......... 8,417 283,064
Ardent Health, Inc.
(a)
.................. 5,350 57,084
Aveanna Healthcare Holdings, Inc.
(a)
....... 5,576 52,359
Brookdale Senior Living, Inc.
(a)
........... 26,210 382,666
Castle Biosciences, Inc.
(a)
.............. 5,691 159,348
Chemed Corp. ...................... 1,343 714,812
Clover Health Investments Corp. , Class A
(a)
.. 89,115 371,610
Concentra Group Holdings Parent, Inc. ..... 25,943 821,096
DaVita, Inc.
(a)
....................... 3,622 869,606
Encompass Health Corp. .............. 9,756 1,083,599
Henry Schein, Inc.
(a) (b)
................. 20,602 1,766,621
Lumexa Imaging Holdings, Inc.
(a) (b)
........ 5,411 56,328
Molina Healthcare, Inc.
(a)
............... 6,446 1,260,966
National HealthCare Corp. .............. 1,002 226,482
Nutex Health, Inc.
(a)
.................. 1,037 152,885
OPKO Health, Inc.
(a) (b)
................. 86,918 114,732
Option Care Health, Inc.
(a)
.............. 34,503 794,604
Pediatrix Medical Group, Inc.
(a)
........... 17,498 463,872
Sonida Senior Living, Inc.
(a) (b)
............ 6,320 255,075
Universal Health Services, Inc. , Class B .... 11,283 1,900,509
US Physical Therapy, Inc. .............. 1,501 118,669
12,914,101
Health Care REITs — 1.7%
Alexandria Real Estate Equities, Inc. ....... 32,778 1,686,428
American Healthcare REIT, Inc. .......... 21,126 1,174,606
CareTrust REIT, Inc. .................. 21,294 893,070
Healthcare Realty Trust, Inc. , Class A ...... 73,766 1,549,824
Healthpeak Properties, Inc. ............. 101,952 2,225,612
LTC Properties, Inc. .................. 11,106 446,906
Medical Properties Trust, Inc. ............ 109,354 506,309
National Health Investors, Inc. ........... 6,180 473,697
National Healthcare Properties, Inc. ....... 6,055 92,581

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care REITs (continued)
Omega Healthcare Investors, Inc. ......... 40,159 $ 2,033,250
Sabra Health Care REIT, Inc. ............ 33,171 702,230
11,784,513
Health Care Technology — 0.1%
(a)
Certara, Inc. ....................... 22,726 184,081
Schrodinger, Inc.
(b)
................... 7,078 107,161
Teladoc Health, Inc.
(b)
................. 38,629 259,200
550,442
Hotel & Resort REITs — 1.1%
Apple Hospitality REIT, Inc. ............. 49,291 813,794
Host Hotels & Resorts, Inc. ............. 149,557 3,758,367
Park Hotels & Resorts, Inc. ............. 42,006 632,610
Pebblebrook Hotel Trust
(b)
.............. 24,230 462,793
RLJ Lodging Trust ................... 28,583 350,142
Ryman Hospitality Properties, Inc. ........ 6,077 812,191
Service Properties Trust ............... 25,019 200,903
Sunstone Hotel Investors, Inc. ........... 21,248 250,089
Xenia Hotels & Resorts, Inc. ............ 10,172 209,340
7,490,229
Hotels, Restaurants & Leisure — 2.8%
Accel Entertainment, Inc. , Class A
(a) (b)
...... 11,343 136,343
Aramark .......................... 57,661 3,284,947
Biglari Holdings, Inc. , Class A
(a)
.......... 12 23,814
Biglari Holdings, Inc. , Class B, NVS
(a)
...... 122 48,494
BJ's Restaurants, Inc.
(a)
................ 1,941 131,231
Boyd Gaming Corp. .................. 11,381 968,068
Brinker International, Inc.
(a)
............. 5,569 1,190,095
Caesars Entertainment, Inc.
(a)
........... 24,890 740,478
Cheesecake Factory, Inc. (The) .......... 5,595 567,445
Choice Hotels International, Inc.
(b)
......... 3,061 341,271
Domino's Pizza, Inc. .................. 3,177 1,103,817
DraftKings, Inc. , Class A
(a)
.............. 48,810 1,146,059
First Watch Restaurant Group, Inc.
(a)
....... 7,891 101,399
Hilton Grand Vacations, Inc.
(a)
........... 7,973 367,874
Marriott Vacations Worldwide Corp. ........ 6,125 597,249
MGM Resorts International
(a)
............ 41,535 1,851,215
Navan, Inc. , Class A
(a)
................. 8,362 222,596
Norwegian Cruise Line Holdings Ltd.
(a) (b)
.... 50,647 938,489
Papa John's International, Inc. ........... 7,277 217,582
Penn Entertainment, Inc.
(a)
.............. 28,761 590,463
Six Flags Entertainment Corp.
(a) (b)
......... 21,065 365,056
Target Hospitality Corp.
(a)
.............. 3,563 54,158
Travel + Leisure Co. .................. 13,471 1,024,065
United Parks & Resorts, Inc.
(a)
........... 5,393 240,690
Vail Resorts, Inc. .................... 3,582 535,079
Wendy's Co. (The)
(b)
.................. 33,213 244,448
Wyndham Hotels & Resorts, Inc. ......... 10,151 759,904
Wynn Resorts Ltd. ................... 16,651 1,653,611
19,445,940
Household Durables — 1.3%
Century Communities, Inc. ............. 2,665 178,981
Green Brick Partners, Inc.
(a)
............. 6,669 471,698
Installed Building Products, Inc. .......... 2,103 468,843
KB Home ......................... 12,697 697,954
La-Z-Boy, Inc. ...................... 8,431 332,013
Leggett & Platt, Inc. .................. 30,010 294,098
LGI Homes, Inc.
(a)
................... 4,082 222,755
M/I Homes, Inc.
(a)
.................... 5,476 800,208
Meritage Homes Corp. ................ 13,951 979,360
Mohawk Industries, Inc.
(a)
.............. 10,441 1,285,287
Newell Brands, Inc. .................. 85,542 479,035
Toll Brothers, Inc. .................... 13,708 1,999,860
Security
Shares
Shares Value
Household Durables (continued)
Whirlpool Corp. ..................... 13,625 $ 510,938
8,721,030
Household Products — 0.6%
Central Garden & Pet Co.
(a)
............. 1,848 79,556
Central Garden & Pet Co. , Class A, NVS
(a)
... 10,971 415,911
Clorox Co. (The) .................... 26,636 2,544,537
Energizer Holdings, Inc. ............... 13,468 282,424
Oil-Dri Corp. of America ............... 818 81,154
Reynolds Consumer Products, Inc. ........ 12,116 302,173
Spectrum Brands Holdings, Inc. .......... 4,778 424,143
4,129,898
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The) .................... 150,424 2,208,224
Clearway Energy, Inc. , Class C .......... 25,548 810,638
3,018,862
Industrial REITs — 0.8%
Americold Realty Trust, Inc. ............. 54,799 772,118
First Industrial Realty Trust, Inc. .......... 11,359 747,876
Innovative Industrial Properties, Inc. ....... 6,190 364,034
Lineage, Inc. ....................... 13,100 555,047
LXP Industrial Trust .................. 5,326 322,383
Rexford Industrial Realty, Inc. ........... 32,250 1,218,082
STAG Industrial, Inc. ................. 21,138 808,740
Terreno Realty Corp. ................. 7,332 525,338
5,313,618
Insurance — 5.3%
American Financial Group, Inc. .......... 10,655 1,510,027
Assurant, Inc. ...................... 10,933 3,052,384
Assured Guaranty Ltd. ................ 5,128 424,188
Axis Capital Holdings Ltd. .............. 15,601 1,643,097
Baldwin Insurance Group, Inc. (The) , Class A
(a) (b)
10,158 281,783
Brighthouse Financial, Inc.
(a)
............ 12,854 795,791
CNO Financial Group, Inc. .............. 20,327 1,119,814
Employers Holdings, Inc. ............... 3,621 183,042
Erie Indemnity Co. , Class A, NVS ......... 2,527 611,635
Everest Group Ltd. ................... 6,554 2,452,179
F&G Annuities & Life, Inc. .............. 8,054 230,103
First American Financial Corp. ........... 21,489 1,611,460
Genworth Financial, Inc. , Class A
(a)
........ 79,525 781,731
Globe Life, Inc. ..................... 17,180 3,131,055
Hamilton Insurance Group Ltd. , Class B .... 11,134 400,379
Heritage Insurance Holdings, Inc.
(a)
........ 5,478 160,889
Horace Mann Educators Corp. ........... 8,009 417,349
Kemper Corp. ...................... 11,437 324,582
Lincoln National Corp. ................ 30,320 1,382,895
Mercury General Corp. ................ 2,604 278,940
Old Republic International Corp. .......... 50,279 2,172,556
Palomar Holdings, Inc.
(a)
............... 1,887 252,462
Primerica, Inc. ...................... 3,545 1,134,258
Reinsurance Group of America, Inc. ....... 14,150 3,351,427
RenaissanceRe Holdings Ltd. ........... 8,549 2,735,509
RLI Corp. ......................... 8,200 502,168
Safety Insurance Group, Inc. ............ 3,294 340,567
Selective Insurance Group, Inc. .......... 13,343 1,264,783
SiriusPoint Ltd.
(a)
.................... 9,229 218,266
Skyward Specialty Insurance Group, Inc.
(a)
... 4,360 261,382
Stewart Information Services Corp. ........ 6,514 440,281
United Fire Group, Inc. ................ 4,866 249,918
Universal Insurance Holdings, Inc. ........ 2,866 125,273
Unum Group ....................... 32,175 2,770,589
36,612,762

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Interactive Media & Services — 0.8%
Match Group, Inc. ................... 30,471 $ 1,200,862
People, Inc.
(a)
...................... 13,278 551,966
Pinterest, Inc. , Class A
(a)
............... 63,879 1,533,735
Snap, Inc. , Class A, NVS
(a)
............. 102,610 481,241
Taboola.com Ltd.
(a) (b)
.................. 27,018 135,360
TripAdvisor, Inc.
(a) (b)
.................. 24,394 345,541
Trump Media & Technology Group Corp.
(a) (b)
.. 34,774 342,872
Webtoon Entertainment, Inc.
(a) (b)
.......... 2,642 24,095
Yelp, Inc. , Class A
(a)
.................. 7,017 185,459
Ziff Davis, Inc.
(a)
..................... 7,733 410,468
ZoomInfo Technologies, Inc. , Class A
(a)
..... 50,489 166,614
5,378,213
IT Services — 1.0%
(a)
Akamai Technologies, Inc. .............. 18,028 2,076,465
BigBear.ai Holdings, Inc.
(b)
.............. 104,547 291,686
DXC Technology Co. ................. 35,999 404,629
EPAM Systems, Inc. .................. 11,438 1,207,395
Everforth, Inc. ...................... 8,799 250,244
Gartner, Inc. ....................... 7,958 1,201,817
GoDaddy, Inc. , Class A ................ 12,700 1,050,798
Kyndryl Holdings, Inc.
(b)
................ 49,351 668,706
7,151,740
Leisure Products — 0.7%
Acushnet Holdings Corp. ............... 2,871 290,746
Hasbro, Inc. ....................... 18,296 1,718,726
Mattel, Inc.
(a)
....................... 61,429 926,964
Peloton Interactive, Inc. , Class A
(a)
........ 86,514 552,825
Polaris, Inc. ........................ 11,248 754,516
Tron, Inc.
(a) (b)
....................... 12,611 17,655
YETI Holdings, Inc.
(a) (b)
................ 9,710 475,207
4,736,639
Life Sciences Tools & Services — 1.4%
10X Genomics, Inc. , Class A
(a)
........... 13,816 653,082
Avantor, Inc.
(a)
...................... 143,470 1,977,017
Bio-Rad Laboratories, Inc. , Class A
(a)
....... 2,059 670,163
Bio-Techne Corp. .................... 14,820 1,068,374
Bruker Corp.
(b)
...................... 14,421 906,216
Charles River Laboratories International, Inc.
(a)
10,497 2,440,658
Fortrea Holdings, Inc.
(a)
................ 8,814 168,964
Revvity, Inc. ....................... 14,966 1,683,974
9,568,448
Machinery — 3.5%
AGCO Corp. ....................... 5,027 513,558
Alamo Group, Inc. ................... 1,071 170,375
Albany International Corp. , Class A ........ 6,214 463,005
Allison Transmission Holdings, Inc. ........ 5,737 657,116
Astec Industries, Inc. ................. 2,292 116,113
CNH Industrial NV ................... 186,258 1,909,144
Donaldson Co., Inc. .................. 10,323 972,839
Douglas Dynamics, Inc. ............... 1,985 87,598
Esab Corp.
(b)
....................... 6,121 529,650
Flowserve Corp. .................... 11,290 857,927
Gates Industrial Corp. Ltd.
(a)
............. 50,472 1,412,207
Graco, Inc. ........................ 14,250 1,131,165
Greenbrier Cos., Inc. (The) ............. 5,839 287,571
Helios Technologies, Inc. ............... 2,957 230,380
Hillman Solutions Corp.
(a)
.............. 37,667 296,439
IDEX Corp. ........................ 6,511 1,500,460
JBT Marel Corp. .................... 4,835 669,502
Kennametal, Inc. .................... 6,048 205,451
Lindsay Corp. ...................... 1,439 159,470
Middleby Corp. (The)
(a)
................ 6,021 804,285
Security
Shares
Shares Value
Machinery (continued)
Mueller Industries, Inc. ................ 22,197 $ 1,474,103
Oshkosh Corp. ..................... 6,368 906,867
Pentair plc ........................ 19,915 1,303,238
Standex International Corp. ............. 880 260,920
Stanley Black & Decker, Inc. ............ 33,263 3,146,015
Tennant Co. ....................... 3,857 324,104
Terex Corp. ........................ 24,662 1,549,760
Timken Co. (The) .................... 6,575 904,391
Toro Co. (The) ...................... 9,074 833,628
Trinity Industries, Inc. ................. 15,640 488,594
Worthington Enterprises, Inc. ............ 6,581 369,918
24,535,793
Marine Transportation — 0.1%
Genco Shipping & Trading Ltd. ........... 8,454 215,915
Matson, Inc. ....................... 2,740 555,097
771,012
Media — 1.0%
Clear Channel Outdoor Holdings, Inc.
(a)
..... 57,617 139,433
DoubleVerify Holdings, Inc.
(a)
............ 13,582 152,797
John Wiley & Sons, Inc. , Class A ......... 8,627 450,329
Liberty Broadband Corp. , Class A
(a)
........ 3,833 130,552
Liberty Broadband Corp. , Class C, NVS
(a)
... 25,951 883,372
Magnite, Inc.
(a)
...................... 14,505 279,946
Nexstar Media Group, Inc. , Class A ........ 3,586 683,241
Paramount Skydance Corp. , Class B, NVS ... 198,660 1,581,334
Sirius XM Holdings, Inc. ............... 41,000 1,214,420
Stagwell, Inc. , Class A
(a)
............... 24,037 203,113
Trade Desk, Inc. (The) , Class A
(a) (b)
........ 35,465 639,789
USA TODAY Co., Inc.
(a)
................ 29,707 258,154
6,616,480
Metals & Mining — 0.8%
Alpha Metallurgical Resources, Inc.
(a)
...... 2,274 311,902
Century Aluminum Co.
(a)
............... 15,148 678,176
Cleveland-Cliffs, Inc.
(a) (b)
............... 125,095 1,441,094
Commercial Metals Co. ................ 11,003 756,126
Hecla Mining Co. .................... 70,626 997,239
Hycroft Mining Holding Corp. , Class A
(a) (b)
.... 7,006 136,827
Ivanhoe Electric, Inc.
(a) (b)
............... 17,867 163,483
Kaiser Aluminum Corp. ................ 1,782 284,550
McEwen, Inc.
(a) (b)
.................... 5,954 102,945
Metallus, Inc.
(a)
..................... 5,358 107,803
Ramaco Resources, Inc. , Class A
(a)
........ 8,162 74,846
Ryerson Holding Corp. ................ 9,812 272,676
Worthington Steel, Inc. ................ 6,644 239,250
5,566,917
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Adamas Trust, Inc. ................... 19,877 180,284
AGNC Investment Corp. ............... 253,082 2,697,854
Apollo Commercial Real Estate Finance, Inc. . 10,294 68,146
Arbor Realty Trust, Inc. ................ 34,533 173,010
ARMOUR Residential REIT, Inc. .......... 27,302 449,664
Blackstone Mortgage Trust, Inc. , Class A .... 34,992 508,784
Chimera Investment Corp. .............. 17,702 220,921
Dynex Capital, Inc. ................... 47,089 598,501
Ellington Financial, Inc. ................ 26,833 356,342
Ladder Capital Corp. , Class A ........... 24,895 237,996
MFA Financial, Inc. ................... 20,820 189,670
Orchid Island Capital, Inc. .............. 44,114 286,300
PennyMac Mortgage Investment Trust ...... 18,842 177,680
Rithm Capital Corp. .................. 125,017 1,235,168
Starwood Property Trust, Inc. ............ 78,274 1,250,819

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Two Harbors Investment Corp. ........... 21,750 $ 262,958
8,894,097
Multi-Utilities — 0.4%
Avista Corp. ....................... 18,122 733,035
Black Hills Corp. .................... 16,759 1,193,408
Northwestern Energy Group, Inc. ......... 13,471 925,997
Unitil Corp. ........................ 4,163 224,552
3,076,992
Office REITs — 1.1%
BXP, Inc. ......................... 18,997 1,332,070
COPT Defense Properties .............. 25,096 952,644
Cousins Properties, Inc. ............... 34,207 1,079,231
Douglas Emmett, Inc. ................. 27,024 319,424
Easterly Government Properties, Inc. , Class A 9,172 223,430
Empire State Realty Trust, Inc. , Class A ..... 31,848 161,151
Highwoods Properties, Inc. ............. 23,088 764,905
JBG SMITH Properties ................ 13,536 190,181
Kilroy Realty Corp. ................... 22,682 880,515
Piedmont Realty Trust, Inc. , Class A
(a)
...... 26,704 258,762
SL Green Realty Corp. ................ 15,614 826,449
Vornado Realty Trust ................. 17,758 699,487
7,688,249
Oil, Gas & Consumable Fuels — 4.6%
Antero Midstream Corp. ............... 47,337 1,039,994
Antero Resources Corp.
(a)
.............. 24,679 891,899
APA Corp. ........................ 74,667 2,786,572
BKV Corp.
(a) (b)
...................... 6,348 155,272
California Resources Corp. ............. 16,326 859,074
Chord Energy Corp. .................. 11,767 1,651,851
Core Natural Resources, Inc. ............ 10,938 873,290
Crescent Energy, Inc. , Class A ........... 64,649 741,524
CVR Energy, Inc. .................... 6,685 238,120
Delek US Holdings, Inc. ............... 12,727 863,782
Diversified Energy Co. ................ 16,354 220,125
Dorian LPG Ltd. ..................... 8,123 385,193
DT Midstream, Inc. ................... 10,899 1,504,062
Excelerate Energy, Inc. , Class A .......... 5,082 199,570
Granite Ridge Resources, Inc. ........... 17,017 80,831
Gulfport Energy Corp.
(a)
............... 3,362 542,526
HF Sinclair Corp. .................... 32,345 2,958,597
HighPeak Energy, Inc. ................ 4,907 35,085
International Seaways, Inc. ............. 8,974 863,119
Kinetik Holdings, Inc. , Class A ........... 14,901 753,544
Kosmos Energy Ltd.
(a)
................. 129,651 348,761
Magnolia Oil & Gas Corp. , Class A ........ 51,601 1,326,662
Matador Resources Co. ............... 24,197 1,207,188
Murphy Oil Corp. .................... 29,174 1,159,375
NextDecade Corp.
(a) (b)
................. 26,602 178,765
Northern Oil & Gas, Inc. ............... 18,816 397,958
Par Pacific Holdings, Inc.
(a)
............. 10,804 929,468
PBF Energy, Inc. , Class A .............. 21,628 1,563,272
Peabody Energy Corp. ................ 22,802 486,139
Range Resources Corp. ............... 29,078 1,167,191
REX American Resources Corp.
(a)
........ 3,382 145,561
Riley Exploration Permian, Inc. ........... 3,497 119,842
SM Energy Co. ..................... 52,372 1,703,137
Talos Energy, Inc.
(a)
.................. 21,720 329,710
Venture Global, Inc. , Class A
(b)
........... 29,947 400,691
Viper Energy, Inc. , Class A ............. 42,707 1,905,159
Vitesse Energy, Inc. .................. 6,893 107,531
World Kinect Corp. ................... 10,424 415,501
31,535,941
Security
Shares
Shares Value
Paper & Forest Products — 0.0%
Sylvamo Corp. ..................... 4,449 $ 166,437
Passenger Airlines — 0.3%
(a)
Alaska Air Group, Inc. ................. 11,215 532,152
Frontier Group Holdings, Inc. ............ 8,225 55,519
JetBlue Airways Corp.
(b)
............... 63,243 381,355
Joby Aviation, Inc. , Class A
(b)
............ 54,253 387,909
SkyWest, Inc. ...................... 8,640 924,221
2,281,156
Personal Care Products — 0.2%
BellRing Brands, Inc.
(a) (b)
............... 24,732 306,430
Coty, Inc. , Class A
(a) (b)
................. 78,480 215,820
Edgewell Personal Care Co. ............ 9,485 257,897
Herbalife Ltd.
(a)
..................... 22,098 274,457
Interparfums, Inc. .................... 1,691 210,614
1,265,218
Pharmaceuticals — 1.9%
Amneal Pharmaceuticals, Inc. , Class A
(a)
.... 28,767 527,011
Amphastar Pharmaceuticals, Inc.
(a) (b)
....... 7,213 143,827
Amylyx Pharmaceuticals, Inc.
(a)
.......... 18,288 371,429
ANI Pharmaceuticals, Inc.
(a)
............. 4,722 374,171
AtaiBeckley, Inc.
(a)
................... 42,142 302,580
Collegium Pharmaceutical, Inc.
(a)
......... 7,207 255,056
Edgewise Therapeutics, Inc.
(a)
........... 9,273 356,361
Elanco Animal Health, Inc.
(a) (b)
........... 46,003 1,213,099
Enliven Therapeutics, Inc.
(a)
............. 3,976 217,925
EyePoint, Inc.
(a) (b)
.................... 15,627 191,431
Harmony Biosciences Holdings, Inc.
(a)
...... 5,649 199,071
Indivior Pharmaceuticals, Inc.
(a)
.......... 15,035 601,550
Innoviva, Inc.
(a)
..................... 7,550 158,324
Jazz Pharmaceuticals plc
(a)
............. 13,756 3,478,342
Ligand Pharmaceuticals, Inc.
(a)
........... 1,532 440,511
Liquidia Corp.
(a)
..................... 7,691 646,890
MBX Biosciences, Inc.
(a)
............... 3,348 220,734
Nektar Therapeutics
(a)
................. 6,414 453,277
Nuvation Bio, Inc. , Class A
(a) (b)
........... 51,844 328,173
Ocular Therapeutix, Inc.
(a)
.............. 19,197 156,839
Organon & Co. ..................... 57,567 780,033
Pacira BioSciences, Inc.
(a) (b)
............. 8,216 216,985
Perrigo Co. plc ..................... 29,203 295,242
Prestige Consumer Healthcare, Inc.
(a)
...... 9,565 480,354
Rapport Therapeutics, Inc.
(a)
............ 6,950 284,811
Supernus Pharmaceuticals, Inc.
(a)
......... 7,995 356,817
Theravance Biopharma, Inc.
(a)
........... 7,902 133,228
Tilray Brands, Inc.
(a) (b)
................. 28,658 130,107
WaVe Life Sciences Ltd.
(a)
.............. 18,901 104,145
13,418,323
Professional Services — 2.2%
Amentum Holdings, Inc.
(a)
.............. 43,587 967,631
Barrett Business Services, Inc. ........... 2,800 109,312
BlackSky Technology, Inc. , Class A
(a) (b)
...... 7,058 162,687
Booz Allen Hamilton Holding Corp. , Class A .. 26,256 1,830,568
CACI International, Inc. , Class A
(a)
........ 2,057 1,023,872
CBIZ, Inc.
(a)
........................ 10,544 580,764
Clarivate plc
(a) (b)
..................... 67,896 134,434
Concentrix Corp. .................... 8,722 214,561
First Advantage Corp.
(a)
................ 17,428 345,772
Genpact Ltd. ....................... 30,193 1,061,888
ICF International, Inc. ................. 3,739 302,560
Insperity, Inc. ....................... 7,668 388,077
KBR, Inc. ......................... 27,775 1,016,843
Korn Ferry ........................ 10,185 837,920
ManpowerGroup, Inc. ................. 9,536 499,877

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Maximus, Inc. ...................... 11,085 $ 667,871
Parsons Corp.
(a) (b)
.................... 8,046 355,714
Paycom Software, Inc. ................ 4,850 795,206
Robert Half, Inc. .................... 15,066 569,495
Science Applications International Corp. .... 9,569 1,120,817
TIC Solutions, Inc.
(a) (b)
................. 22,140 161,843
TransUnion ........................ 19,620 1,542,524
TriNet Group, Inc. ................... 6,091 400,971
Upwork, Inc.
(a)
...................... 23,795 217,962
Verra Mobility Corp. , Class A
(a)
........... 22,328 118,115
15,427,284
Real Estate Management & Development — 1.2%
AGNT, Inc. ........................ 8,960 36,288
Compass, Inc. , Class A
(a)
............... 154,972 1,765,131
Cushman & Wakefield Ltd.
(a)
............ 48,692 653,447
Forestar Group, Inc.
(a)
................. 3,584 100,890
Howard Hughes Holdings, Inc.
(a) (b)
......... 6,917 442,135
Jones Lang LaSalle, Inc.
(a)
.............. 10,183 3,615,270
Marcus & Millichap, Inc. ............... 2,530 77,797
Newmark Group, Inc. , Class A ........... 33,623 504,177
Opendoor Technologies, Inc. , Class A
(a) (b)
.... 205,685 775,432
7,970,567
Residential REITs — 0.8%
American Homes 4 Rent , Class A ......... 35,341 1,181,096
Camden Property Trust ................ 9,795 1,085,384
Centerspace ....................... 3,664 200,934
Equity LifeStyle Properties, Inc. .......... 20,652 1,343,826
Independence Realty Trust, Inc. .......... 28,246 469,731
UDR, Inc. ......................... 27,213 1,038,448
UMH Properties, Inc. ................. 9,020 136,292
5,455,711
Retail REITs — 1.6%
Acadia Realty Trust .................. 13,464 302,536
Agree Realty Corp. .................. 14,151 1,100,948
Alexander's, Inc. .................... 432 110,160
Brixmor Property Group, Inc. ............ 35,602 1,121,819
CBL & Associates Properties, Inc. ......... 4,267 250,516
Federal Realty Investment Trust .......... 9,214 1,143,365
Getty Realty Corp. ................... 12,880 439,723
InvenTrust Properties Corp. ............. 5,260 186,257
Kite Realty Group Trust ................ 19,087 546,270
Macerich Co. (The) .................. 27,314 705,794
NETSTREIT Corp. ................... 9,743 208,987
NNN REIT, Inc. ..................... 41,960 1,993,939
Phillips Edison & Co., Inc. .............. 11,576 491,864
Regency Centers Corp. ............... 18,980 1,523,904
Saul Centers, Inc. ................... 2,814 95,873
Tanger, Inc. ........................ 10,442 424,572
Urban Edge Properties ................ 11,525 261,156
10,907,683
Semiconductors & Semiconductor Equipment — 1.2%
Alpha & Omega Semiconductor Ltd.
(a)
...... 5,541 175,871
Axcelis Technologies, Inc.
(a)
............. 3,094 403,396
Cirrus Logic, Inc.
(a)
................... 5,638 729,275
Diodes, Inc.
(a)
...................... 3,716 305,901
Enphase Energy, Inc.
(a) (b)
............... 17,502 657,025
Navitas Semiconductor Corp. , Class A
(a)
.... 43,529 472,725
Penguin Solutions, Inc.
(a)
............... 9,381 493,722
Photronics, Inc.
(a)
.................... 5,499 166,565
Qorvo, Inc.
(a)
....................... 7,508 680,000
Rigetti Computing, Inc.
(a)
............... 22,423 335,224
Skyworks Solutions, Inc. ............... 33,337 2,076,228
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
SolarEdge Technologies, Inc.
(a)
........... 13,069 $ 538,443
T1 Energy, Inc.
(a) (b)
................... 39,725 165,653
Universal Display Corp. ............... 6,437 515,990
Veeco Instruments, Inc.
(a)
.............. 6,573 328,650
8,044,668
Software — 2.7%
Alarm.com Holdings, Inc.
(a)
............. 4,453 243,802
Asana, Inc. , Class A
(a)
................. 22,664 188,564
Aurora Innovation, Inc. , Class A
(a) (b)
........ 194,142 1,252,216
BitMine Immersion Technologies, Inc.
(b)
..... 56,065 968,803
Blackbaud, Inc.
(a)
.................... 7,707 329,860
BlackLine, Inc.
(a)
.................... 5,009 157,283
C3.ai, Inc. , Class A
(a) (b)
................ 28,401 260,721
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
... 79,931 486,780
Cleanspark, Inc.
(a)
................... 22,754 313,095
Commvault Systems, Inc.
(a)
............. 3,979 468,726
Core Scientific, Inc.
(a)
................. 65,978 1,367,064
DocuSign, Inc. , Class A
(a)
.............. 27,654 1,516,269
Dolby Laboratories, Inc. , Class A ......... 6,066 356,741
Dropbox, Inc. , Class A
(a)
............... 33,368 1,086,462
Five9, Inc.
(a) (b)
...................... 15,844 435,868
Gen Digital, Inc. ..................... 120,723 3,313,846
Keel Infrastructure Corp.
(a) (b)
............. 130,252 517,100
LiveRamp Holdings, Inc.
(a)
.............. 12,019 455,160
N-able, Inc.
(a)
....................... 10,145 47,479
nCino, Inc.
(a)
....................... 10,475 193,369
NCR Voyix Corp.
(a) (b)
.................. 30,482 252,086
Netskope, Inc. , Class A
(a) (b)
............. 14,589 183,676
NextNav, Inc.
(a) (b)
.................... 12,917 169,342
Pegasystems, Inc. ................... 9,075 277,241
Progress Software Corp.
(a)
.............. 8,933 362,590
Qualys, Inc.
(a)
...................... 3,855 558,011
RingCentral, Inc. , Class A .............. 9,129 507,755
Riot Platforms, Inc.
(a) (b)
................ 35,929 724,688
SPS Commerce, Inc.
(a)
................ 3,446 252,902
Tenable Holdings, Inc.
(a)
............... 11,895 388,253
Teradata Corp.
(a)
.................... 20,376 631,452
UiPath, Inc. , Class A
(a) (b)
............... 45,967 586,539
Via Transportation, Inc. , Class A
(a) (b)
........ 5,300 107,802
18,961,545
Specialized REITs — 1.4%
CubeSmart ........................ 31,611 1,310,592
EPR Properties ..................... 16,870 1,047,121
Four Corners Property Trust, Inc. ......... 24,168 618,701
Gaming & Leisure Properties, Inc. ........ 59,883 2,682,160
Lamar Advertising Co. , Class A .......... 11,247 1,799,070
Outfront Media, Inc. .................. 36,822 1,173,517
Rayonier, Inc. ...................... 41,369 901,017
Safehold, Inc. ...................... 9,872 159,729
Smartstop Self Storage REIT, Inc. ......... 4,306 144,423
9,836,330
Specialty Retail — 3.5%
Abercrombie & Fitch Co. , Class A
(a)
........ 5,893 586,589
Academy Sports & Outdoors, Inc. ......... 14,005 664,537
Advance Auto Parts, Inc. ............... 12,326 684,586
American Eagle Outfitters, Inc. ........... 31,984 549,485
Arko Corp. ........................ 15,425 123,246
Asbury Automotive Group, Inc.
(a) (b)
......... 3,824 886,021
AutoNation, Inc.
(a)
.................... 5,332 1,132,517
Bath & Body Works, Inc. ............... 42,268 850,432
Best Buy Co., Inc. ................... 43,206 3,726,950
Bob's Discount Furniture, Inc.
(a) (b)
......... 4,931 82,200
Buckle, Inc. (The) ................... 7,102 310,855

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
CarMax, Inc.
(a)
...................... 31,165 $ 1,784,508
Floor & Decor Holdings, Inc. , Class A
(a)
..... 11,114 639,833
GameStop Corp. , Class A
(a) (b)
............ 89,788 1,950,195
Gap, Inc. (The) ..................... 50,679 1,018,141
Group 1 Automotive, Inc. ............... 2,552 731,837
Lithia Motors, Inc. , Class A ............. 4,722 1,819,953
Murphy USA, Inc. ................... 2,277 1,383,870
Penske Automotive Group, Inc. .......... 4,067 883,800
RealReal, Inc. (The)
(a) (b)
................ 16,822 203,378
RH
(a) (b)
........................... 2,138 353,882
Sally Beauty Holdings, Inc.
(a)
............ 20,609 308,517
Signet Jewelers Ltd. .................. 8,640 802,656
Sonic Automotive, Inc. , Class A .......... 2,680 245,434
Upbound Group, Inc. ................. 11,595 224,827
Urban Outfitters, Inc.
(a)
................ 6,375 472,897
Victoria's Secret & Co.
(a)
............... 7,829 694,276
Wayfair, Inc. , Class A
(a)
................ 11,021 935,683
Winmark Corp. ..................... 307 102,384
24,153,489
Technology Hardware, Storage & Peripherals — 0.2%
Diebold Nixdorf, Inc.
(a)
................. 2,420 178,088
Eastman Kodak Co.
(a)
................. 14,290 120,036
GPGI, Inc. , Class A
(b)
................. 39,075 515,790
Quantum Computing, Inc.
(a) (b)
............ 24,636 199,551
1,013,465
Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings Ltd.
(a)
................. 25,475 405,817
Carter's, Inc. ....................... 7,365 284,068
Columbia Sportswear Co. .............. 4,403 261,450
Crocs, Inc.
(a)
....................... 10,401 1,331,432
Deckers Outdoor Corp.
(a)
............... 13,925 1,349,054
G-III Apparel Group Ltd. ............... 7,145 260,150
Kontoor Brands, Inc. .................. 12,134 1,016,101
Levi Strauss & Co. , Class A ............. 7,801 191,281
PVH Corp. ........................ 9,711 841,555
Under Armour, Inc. , Class A
(a)
............ 39,897 265,315
Under Armour, Inc. , Class C, NVS
(a)
....... 27,965 181,493
VF Corp. ......................... 39,945 572,012
Wolverine World Wide, Inc. ............. 12,168 239,466
7,199,194
Tobacco — 0.0%
Universal Corp. ..................... 5,364 282,629
Trading Companies & Distributors — 0.8%
Boise Cascade Co. .................. 7,752 592,098
Core & Main, Inc. , Class A
(a)
............. 14,458 635,718
Distribution Solutions Group, Inc.
(a)
........ 954 32,980
DNOW, Inc.
(a)
...................... 39,891 563,261
DXP Enterprises, Inc.
(a)
................ 907 142,417
GATX Corp. ....................... 3,893 696,341
Global Industrial Co. .................. 1,863 66,583
Herc Holdings, Inc. ................... 6,290 944,380
MSC Industrial Direct Co., Inc. , Class A ..... 4,645 573,193
Rush Enterprises, Inc. , Class A .......... 7,204 574,807
Rush Enterprises, Inc. , Class B .......... 972 75,554
Willis Lease Finance Corp.
(b)
............ 681 48,576
Xometry, Inc. , Class A
(a)
............... 5,126 439,401
5,385,309
Water Utilities — 0.4%
American States Water Co. ............. 4,514 386,579
California Water Service Group .......... 8,610 431,447
Essential Utilities, Inc. ................. 40,361 1,608,386
H2O America ...................... 8,043 493,277
Security
Shares
Shares Value
Water Utilities (continued)
Middlesex Water Co. ................. 2,473 $ 141,703
3,061,392
Wireless Telecommunication Services — 0.1%
Array Digital Infrastructure, Inc. .......... 3,725 129,779
Telephone & Data Systems, Inc. .......... 18,966 636,878
766,657
Total Common Stocks — 99 .8%
(Cost: $ 587,042,349 ) .............................. 690,624,173
Preferred Stocks
Diversified Telecommunication Services
— 0.0%
Liberty Latin America Ltd. , Series A , 9.00%
(c)
. 3,210 64,970
Total Preferred Stocks — 0.0%
(Cost: $ 71,930 ) ................................. 64,970
Rights
Biotechnology — 0.0%
(a)(d)
Akero Therapeutics, Inc., CVR .......... 4,647 3,021
Sanofi Aatd, Inc., CVR ................ 2,612 5,015
8,036
Total Rights — 0.0%
(Cost: $ 4,712 ) .................................. 8,036
Total Long-Term Investments — 99.8%
(Cost: $ 587,118,991 ) .............................. 690,697,179
Short-Term Securities
Money Market Funds — 5.5%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(g)
.................. 37,389,209 37,400,425
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.65% ................... 806,968 806,968
Total Short-Term Securities — 5 .5%
(Cost: $ 38,195,953 ) ............................... 38,207,393
Total Investments — 105 .3%
(Cost: $ 625,314,944 ) .............................. 728,904,572
Liabilities in Excess of Other Assets — (5.3) % ............. (36,991,431)
Net Assets — 100.0% ...............................
$ 691,913,141
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Perpetual security with no stated maturity date.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Morningstar Small-Cap Value ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 28,958,196 $ 8,444,125
(a)
$ — $ (2,709) $ 813 $ 37,400,425 37,389,209 $ 39,753
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 970,775 — (163,807)
(a)
— — 806,968 806,968 11,411 —
$ (2,709) $ 813 $ 38,207,393 $ 51,164 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 4 09/18/26 $ 588 $ (780)
S&P Midcap 400 E-Mini Index ................................................. 2 09/18/26 755 (2,719)
$ (3,499)

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Morningstar Small-Cap Value ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 689,759,149 $ 865,024 $ — $ 690,624,173
Preferred Securities ....................................... 64,970 — — 64,970
Rights ................................................ — — 8,036 8,036
Short-Term Securities
Money Market Funds ...................................... 38,207,393 — — 38,207,393
$ 728,031,512 $ 865,024 $ 8,036 $ 728,904,572
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (3,499) $ — $ — $ (3,499)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust